Shareholder Report, Holdings (Details)	Oct. 31, 2025
Fidelity Series Global ex U.S. Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Series Global ex U.S. Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Series Global ex U.S. Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Series Global ex U.S. Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Global ex U.S. Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Global ex U.S. Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Global ex U.S. Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Global ex U.S. Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Global ex U.S. Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Global ex U.S. Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Global ex U.S. Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Series Global ex U.S. Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Series Global ex U.S. Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Series Global ex U.S. Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Series Global ex U.S. Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Series Global ex U.S. Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Series Global ex U.S. Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Series Global ex U.S. Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Series Global ex U.S. Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Series Global ex U.S. Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Series Global ex U.S. Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Series Global ex U.S. Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Series Global ex U.S. Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Series Global ex U.S. Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Series Global ex U.S. Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Series Global ex U.S. Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Series Global ex U.S. Index Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Series Global ex U.S. Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Series Global ex U.S. Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Series Global ex U.S. Index Fund | India
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series Global ex U.S. Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	32.70%
Fidelity Series Global ex U.S. Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Fidelity Series Global ex U.S. Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Global ex U.S. Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI U.S. Low Volatility Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity SAI U.S. Low Volatility Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity SAI U.S. Low Volatility Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity SAI U.S. Low Volatility Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI U.S. Low Volatility Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI U.S. Low Volatility Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI U.S. Low Volatility Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI U.S. Low Volatility Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI U.S. Low Volatility Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI U.S. Low Volatility Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI U.S. Low Volatility Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity SAI U.S. Low Volatility Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity SAI U.S. Low Volatility Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity SAI U.S. Low Volatility Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI U.S. Low Volatility Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity SAI U.S. Low Volatility Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI U.S. Low Volatility Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity SAI U.S. Low Volatility Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity SAI U.S. Low Volatility Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity SAI U.S. Low Volatility Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI U.S. Low Volatility Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity SAI U.S. Low Volatility Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity SAI U.S. Low Volatility Index Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI U.S. Low Volatility Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity SAI U.S. Low Volatility Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI International Value Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity SAI International Value Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity SAI International Value Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI International Value Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI International Value Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI International Value Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI International Value Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI International Value Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI International Value Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI International Value Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI International Value Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.60%
Fidelity SAI International Value Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity SAI International Value Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity SAI International Value Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI International Value Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Fidelity SAI International Value Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity SAI International Value Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Fidelity SAI International Value Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity SAI International Value Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity SAI International Value Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity SAI International Value Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity SAI International Value Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity SAI International Value Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity SAI International Value Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity SAI International Value Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity SAI International Value Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Fidelity SAI International Value Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity SAI International Value Index Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity SAI International Value Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity SAI International Value Index Fund | Sweden
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity SAI International Value Index Fund | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI International Value Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Fidelity SAI International Value Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI International Quality Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity SAI International Quality Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI International Quality Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI International Quality Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI International Quality Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity SAI International Quality Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity SAI International Quality Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI International Quality Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI International Quality Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI International Quality Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI International Quality Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity SAI International Quality Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity SAI International Quality Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity SAI International Quality Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI International Quality Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Fidelity SAI International Quality Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity SAI International Quality Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity SAI International Quality Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity SAI International Quality Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI International Quality Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI International Quality Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI International Quality Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Fidelity SAI International Quality Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity SAI International Quality Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity SAI International Quality Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity SAI International Quality Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity SAI International Quality Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Fidelity SAI International Quality Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity SAI International Quality Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity SAI International Quality Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity SAI International Quality Index Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity SAI International Quality Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity SAI International Quality Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI International Momentum Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity SAI International Momentum Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity SAI International Momentum Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity SAI International Momentum Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI International Momentum Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity SAI International Momentum Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI International Momentum Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI International Momentum Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI International Momentum Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity SAI International Momentum Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI International Momentum Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Fidelity SAI International Momentum Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity SAI International Momentum Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity SAI International Momentum Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI International Momentum Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity SAI International Momentum Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity SAI International Momentum Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity SAI International Momentum Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity SAI International Momentum Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity SAI International Momentum Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI International Momentum Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity SAI International Momentum Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity SAI International Momentum Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity SAI International Momentum Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.80%
Fidelity SAI International Momentum Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity SAI International Momentum Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity SAI International Momentum Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity SAI International Momentum Index Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity SAI International Momentum Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity SAI International Momentum Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity SAI International Momentum Index Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity SAI International Momentum Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity SAI International Momentum Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI International Low Volatility Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI International Low Volatility Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI International Low Volatility Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity SAI International Low Volatility Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity SAI International Low Volatility Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI International Low Volatility Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI International Low Volatility Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI International Low Volatility Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI International Low Volatility Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI International Low Volatility Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI International Low Volatility Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity SAI International Low Volatility Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI International Low Volatility Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Fidelity SAI International Low Volatility Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity SAI International Low Volatility Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity SAI International Low Volatility Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity SAI International Low Volatility Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity SAI International Low Volatility Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity SAI International Low Volatility Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity SAI International Low Volatility Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity SAI International Low Volatility Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Fidelity SAI International Low Volatility Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity SAI International Low Volatility Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity SAI International Low Volatility Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI International Low Volatility Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity SAI International Low Volatility Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity SAI International Low Volatility Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI International Low Volatility Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity SAI International Low Volatility Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity SAI International Low Volatility Index Fund | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity SAI International Low Volatility Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity SAI International Low Volatility Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity SAI International Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI International Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI International Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI International Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI International Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI International Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI International Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI International Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI International Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI International Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI International Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Fidelity SAI International Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity SAI International Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity SAI International Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI International Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Fidelity SAI International Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity SAI International Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity SAI International Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity SAI International Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity SAI International Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI International Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI International Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity SAI International Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity SAI International Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity SAI International Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity SAI International Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity SAI International Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Fidelity SAI International Index Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI International Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity SAI International Index Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity SAI International Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity SAI International Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Fidelity SAI International Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity SAI International Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Emerging Markets Value Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity SAI Emerging Markets Value Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity SAI Emerging Markets Value Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI Emerging Markets Value Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Emerging Markets Value Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI Emerging Markets Value Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Emerging Markets Value Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity SAI Emerging Markets Value Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Emerging Markets Value Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Emerging Markets Value Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Emerging Markets Value Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Fidelity SAI Emerging Markets Value Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity SAI Emerging Markets Value Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI Emerging Markets Value Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Emerging Markets Value Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity SAI Emerging Markets Value Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity SAI Emerging Markets Value Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity SAI Emerging Markets Value Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI Emerging Markets Value Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity SAI Emerging Markets Value Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity SAI Emerging Markets Value Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity SAI Emerging Markets Value Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity SAI Emerging Markets Value Index Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity SAI Emerging Markets Value Index Fund | India
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity SAI Emerging Markets Value Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity SAI Emerging Markets Value Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity SAI Emerging Markets Value Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity SAI Emerging Markets Value Index Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI Emerging Markets Value Index Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Emerging Markets Value Index Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI Emerging Markets Value Index Fund | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI Emerging Markets Value Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Fidelity SAI Emerging Markets Value Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Emerging Markets Value Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Emerging Markets Low Volatility Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Emerging Markets Low Volatility Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Emerging Markets Low Volatility Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Emerging Markets Low Volatility Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Emerging Markets Low Volatility Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Emerging Markets Low Volatility Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity SAI Emerging Markets Low Volatility Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Emerging Markets Low Volatility Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Emerging Markets Low Volatility Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Emerging Markets Low Volatility Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity SAI Emerging Markets Low Volatility Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity SAI Emerging Markets Low Volatility Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity SAI Emerging Markets Low Volatility Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity SAI Emerging Markets Low Volatility Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI Emerging Markets Low Volatility Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Emerging Markets Low Volatility Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity SAI Emerging Markets Low Volatility Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity SAI Emerging Markets Low Volatility Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity SAI Emerging Markets Low Volatility Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity SAI Emerging Markets Low Volatility Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity SAI Emerging Markets Low Volatility Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity SAI Emerging Markets Low Volatility Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity SAI Emerging Markets Low Volatility Index Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity SAI Emerging Markets Low Volatility Index Fund | India
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity SAI Emerging Markets Low Volatility Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity SAI Emerging Markets Low Volatility Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity SAI Emerging Markets Low Volatility Index Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity SAI Emerging Markets Low Volatility Index Fund | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity SAI Emerging Markets Low Volatility Index Fund | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity SAI Emerging Markets Low Volatility Index Fund | Kuwait
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI Emerging Markets Low Volatility Index Fund | Qatar
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Emerging Markets Low Volatility Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity SAI Emerging Markets Low Volatility Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Emerging Markets Low Volatility Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Emerging Markets Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity SAI Emerging Markets Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity SAI Emerging Markets Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity SAI Emerging Markets Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI Emerging Markets Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Emerging Markets Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity SAI Emerging Markets Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity SAI Emerging Markets Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity SAI Emerging Markets Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Emerging Markets Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI Emerging Markets Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
Fidelity SAI Emerging Markets Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Fidelity SAI Emerging Markets Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Emerging Markets Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI Emerging Markets Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity SAI Emerging Markets Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity SAI Emerging Markets Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity SAI Emerging Markets Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity SAI Emerging Markets Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity SAI Emerging Markets Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI Emerging Markets Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity SAI Emerging Markets Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity SAI Emerging Markets Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI Emerging Markets Index Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity SAI Emerging Markets Index Fund | India
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity SAI Emerging Markets Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity SAI Emerging Markets Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity SAI Emerging Markets Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity SAI Emerging Markets Index Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity SAI Emerging Markets Index Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity SAI Emerging Markets Index Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity SAI Emerging Markets Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.30%
Fidelity SAI Emerging Markets Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity SAI Emerging Markets Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity International Sustainability Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity International Sustainability Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity International Sustainability Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity International Sustainability Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity International Sustainability Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity International Sustainability Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Sustainability Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity International Sustainability Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity International Sustainability Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity International Sustainability Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity International Sustainability Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Fidelity International Sustainability Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity International Sustainability Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity International Sustainability Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity International Sustainability Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Fidelity International Sustainability Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity International Sustainability Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity International Sustainability Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity International Sustainability Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity International Sustainability Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity International Sustainability Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity International Sustainability Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity International Sustainability Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity International Sustainability Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity International Sustainability Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity International Sustainability Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity International Sustainability Index Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity International Sustainability Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity International Sustainability Index Fund | India
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity International Sustainability Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity International Sustainability Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity International Sustainability Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.40%
Fidelity International Sustainability Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity International Sustainability Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Global ex U.S. Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Global ex U.S. Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Global ex U.S. Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Global ex U.S. Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Global ex U.S. Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Global ex U.S. Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Global ex U.S. Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Global ex U.S. Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Global ex U.S. Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Global ex U.S. Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Global ex U.S. Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Fidelity Global ex U.S. Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Global ex U.S. Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Global ex U.S. Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Global ex U.S. Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Global ex U.S. Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Global ex U.S. Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Global ex U.S. Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Global ex U.S. Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Global ex U.S. Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Global ex U.S. Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Global ex U.S. Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Fidelity Global ex U.S. Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Global ex U.S. Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Global ex U.S. Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Global ex U.S. Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Global ex U.S. Index Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Global ex U.S. Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Global ex U.S. Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Global ex U.S. Index Fund | India
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Global ex U.S. Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Global ex U.S. Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.90%
Fidelity Global ex U.S. Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Global ex U.S. Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Flex International Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Flex International Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Flex International Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Flex International Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Flex International Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Flex International Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex International Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex International Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex International Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex International Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex International Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Fidelity Flex International Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Flex International Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Flex International Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Flex International Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Flex International Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Flex International Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Flex International Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Flex International Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Flex International Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Flex International Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Flex International Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Flex International Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Flex International Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Flex International Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Flex International Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Flex International Index Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Flex International Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Flex International Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Flex International Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	32.00%
Fidelity Flex International Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Flex International Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Fidelity Flex International Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Flex International Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Emerging Markets Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Emerging Markets Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Emerging Markets Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Emerging Markets Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Emerging Markets Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Emerging Markets Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Emerging Markets Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Emerging Markets Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Emerging Markets Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Emerging Markets Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Emerging Markets Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Fidelity Emerging Markets Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Fidelity Emerging Markets Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Emerging Markets Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Emerging Markets Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Emerging Markets Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Emerging Markets Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity Emerging Markets Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Emerging Markets Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Emerging Markets Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Emerging Markets Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Emerging Markets Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	28.10%
Fidelity Emerging Markets Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Emerging Markets Index Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Emerging Markets Index Fund | India
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Emerging Markets Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Emerging Markets Index Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Emerging Markets Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Emerging Markets Index Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Emerging Markets Index Fund | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Emerging Markets Index Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Emerging Markets Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.50%
Fidelity Emerging Markets Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Emerging Markets Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Flex International Focused Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Flex International Focused Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Flex International Focused Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Flex International Focused Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Flex International Focused Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Flex International Focused Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Flex International Focused Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex International Focused Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex International Focused Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex International Focused Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Flex International Focused Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Fidelity Flex International Focused Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Flex International Focused Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Flex International Focused Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Flex International Focused Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Flex International Focused Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Flex International Focused Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Flex International Focused Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Flex International Focused Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Flex International Focused Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Flex International Focused Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Flex International Focused Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Flex International Focused Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Flex International Focused Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Flex International Focused Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Flex International Focused Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Flex International Focused Index Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Flex International Focused Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Flex International Focused Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Flex International Focused Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Fidelity Flex International Focused Index Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Flex International Focused Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	91.80%
Fidelity Flex International Focused Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Flex International Focused Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity U.S. Sustainability Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity U.S. Sustainability Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity U.S. Sustainability Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity U.S. Sustainability Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity U.S. Sustainability Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity U.S. Sustainability Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity U.S. Sustainability Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity U.S. Sustainability Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity U.S. Sustainability Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity U.S. Sustainability Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity U.S. Sustainability Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity U.S. Sustainability Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	36.00%
Fidelity U.S. Sustainability Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Fidelity U.S. Sustainability Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity U.S. Sustainability Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity U.S. Sustainability Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity U.S. Sustainability Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity U.S. Sustainability Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity U.S. Sustainability Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity U.S. Sustainability Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity U.S. Sustainability Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity U.S. Sustainability Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity U.S. Sustainability Index Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity U.S. Sustainability Index Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity U.S. Sustainability Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.90%
Fidelity U.S. Sustainability Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Total International Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Total International Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Total International Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Total International Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Total International Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Total International Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Total International Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Total International Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Total International Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Total International Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Total International Index Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Total International Index Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Total International Index Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Total International Index Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Total International Index Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Fidelity Total International Index Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Total International Index Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Total International Index Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Total International Index Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Total International Index Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Total International Index Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Total International Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Total International Index Fund | China
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Total International Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Total International Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Total International Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Total International Index Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Total International Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Total International Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Total International Index Fund | India
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Total International Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Total International Index Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Fidelity Total International Index Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Total International Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%